T. ROWE PRICE Emerging Markets Corporate Bond Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Government Bonds 0.2%
Republic of Argentina, STEP, 3.625%, 7/9/35 (USD)  3,475,000 866
Total Argentina (Cost
$1,070
)
866
BRAZIL 6.1%
Convertible Bonds 0.3%
MercadoLibre, 2.00%, 8/15/28 (USD)  323,000 941
941
Corporate Bonds 5.8%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 3,275,000 3,023
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 320,000 323
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  1,400,000 1,142
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 700,000 645
Cosan Luxembourg, 7.50%, 6/27/30 (USD) (1) 450,000 447
Cosan Luxembourg, 7.50%, 6/27/30 (USD)  700,000 695
Cosan Overseas, 8.25% (USD) (2) 2,975,000 2,970
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,645,000 1,368
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,508,000 1,254
Klabin Austria, 3.20%, 1/12/31 (USD)  4,600,000 3,585
Minerva Luxembourg, 8.875%, 9/13/33 (USD) (1) 1,800,000 1,789
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 2,200,000 1,896
Sitios Latinoamerica, 5.375%, 4/4/32 (USD)  1,025,000 883
20,020
Total Brazil (Cost
$22,442
)
20,961
CHILE 6.1%
Corporate Bonds 6.1%
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(3) 5,335,000 5,037
Agrosuper, 4.60%, 1/20/32 (USD) (1) 802,000 644
CAP, 3.90%, 4/27/31 (USD)  2,450,000 1,808
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  1,400,000 1,082
Chile Electricity, 6.01%, 1/20/33 (USD) (1) 1,820,000 1,814
Colbun, 3.15%, 3/6/30 (USD)  1,100,000 920
Colbun, 3.95%, 10/11/27 (USD)  2,775,000 2,565
Interchile, 4.50%, 6/30/56 (USD) (1) 4,090,000 3,077
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD) (1) 3,100,000 2,627
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD)  1,150,000 975

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 914,000 507
Total Chile (Cost
$24,326
)
21,056
CHINA 6.2%
Convertible Bonds 1.6%
H World Group, 3.00%, 5/1/26 (USD)  769,000 891
NIO, 3.875%, 10/15/29 (USD) (1) 710,000 730
PDD Holdings, Zero Coupon, 12/1/25 (USD)  2,020,000 2,013
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  2,300,000 1,965
5,599
Corporate Bonds 4.6%
AAC Technologies Holdings, 2.625%, 6/2/26 (USD)  2,300,000 1,955
China Mengniu Dairy, 1.875%, 6/17/25 (USD)  1,950,000 1,817
Country Garden Holdings, 5.125%, 1/17/25 (USD)  1,850,000 129
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,970,000 1,881
Kaisa Group Holdings, 11.25%, 4/9/22 (USD) (4)(5) 1,000,000 59
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 5,275,000 310
Lenovo Group, 5.875%, 4/24/25 (USD)  2,120,000 2,109
Tencent Holdings, 3.29%, 6/3/60 (USD)  1,555,000 846
Tencent Holdings, 3.84%, 4/22/51 (USD)  1,430,000 914
West China Cement, 4.95%, 7/8/26 (USD)  2,818,000 1,999
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  4,100,000 3,742
15,761
Total China (Cost
$27,597
)
21,360
COLOMBIA 4.3%
Corporate Bonds 4.3%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 2,485,000 1,989
Banco Davivienda, VR, 6.65% (USD) (1)(2)(3) 4,700,000 3,184
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,605,000 1,477
Banco de Bogota, 6.25%, 5/12/26 (USD)  1,025,000 979
Bancolombia, VR, 6.909%, 10/18/27 (USD) (3) 1,625,000 1,511
Ecopetrol, 4.625%, 11/2/31 (USD)  3,025,000 2,312
Ecopetrol, 8.875%, 1/13/33 (USD)  730,000 713
Geopark, 5.50%, 1/17/27 (USD) (1) 2,975,000 2,554
Total Colombia (Cost
$17,318
)
14,719

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GEORGIA 0.8%
Corporate Bonds 0.8%
Georgian Railway, 4.00%, 6/17/28 (USD) (1) 3,087,000 2,703
Total Georgia (Cost
$3,087
)
2,703
GHANA 0.9%
Corporate Bonds 0.9%
Kosmos Energy, 7.125%, 4/4/26 (USD)  1,698,000 1,600
Kosmos Energy, 7.50%, 3/1/28 (USD)  1,850,000 1,663
Total Ghana (Cost
$3,404
)
3,263
HONG KONG 1.9%
Convertible Bonds 0.4%
Link CB, 4.50%, 12/12/27  10,000,000 1,273
1,273
Corporate Bonds 0.9%
HKT Capital No. 6, 3.00%, 1/18/32 (USD)  2,350,000 1,889
PCPD Capital, 5.125%, 6/18/26 (USD)  1,872,000 1,362
3,251
Government Bonds 0.6%
Airport Authority, 2.625%, 2/4/51 (USD)  3,150,000 1,902
1,902
Total Hong Kong (Cost
$7,565
)
6,426
INDIA 6.7%
Corporate Bonds 5.9%
ABJA Investment, 5.95%, 7/31/24 (USD)  3,615,000 3,605
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  4,575,000 3,451
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  1,815,600 1,325
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  1,500,000 1,331
Greenko Solar Mauritius, 5.55%, 1/29/25 (USD)  3,050,000 2,955
HDFC Bank, 5.686%, 3/2/26 (USD)  1,750,000 1,749
JSW Infrastructure, 4.95%, 1/21/29 (USD)  2,600,000 2,284
TML Holdings Pte, 5.50%, 6/3/24 (USD)  2,775,000 2,738
Vedanta Resources Finance II, 8.95%, 3/11/25 (USD)  1,050,000 774
20,212

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.8%
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  3,125,000 2,937
2,937
Total India (Cost
$25,149
)
23,149
INDONESIA 7.4%
Corporate Bonds 7.4%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  5,015,000 4,663
FPC Resources, 4.375%, 9/11/27 (USD)  2,147,000 2,052
Freeport Indonesia, 6.20%, 4/14/52 (USD) (1) 2,900,000 2,433
Indofood CBP Sukses Makmur, 4.805%, 4/27/52 (USD)  1,500,000 1,040
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,100,000 2,376
Pakuwon Jati, 4.875%, 4/29/28 (USD)  3,290,000 2,965
Pertamina Persero, 6.50%, 11/7/48 (USD)  1,450,000 1,405
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD)  1,925,000 1,435
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33 (USD)  2,594,560 2,499
Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  4,650,000 4,522
Total Indonesia (Cost
$28,377
)
25,390
ISRAEL 5.1%
Corporate Bonds 5.1%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(3) 2,250,000 1,919
Bank Leumi Le-Israel, VR, 7.129%, 7/18/33 (USD) (1)(3) 1,980,000 1,939
Energian Israel Finance, 4.875%, 3/30/26 (USD) (1) 2,100,000 1,950
ICL Group, 6.375%, 5/31/38 (USD) (1) 2,104,000 2,022
Israel Electric, 4.25%, 8/14/28 (USD) (1) 2,675,000 2,449
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 1,850,000 1,799
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  2,175,000 1,996
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  1,925,000 1,889
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29
(USD)  1,705,000 1,735
Total Israel (Cost
$19,045
)
17,698
JAMAICA 0.0%
Corporate Bonds 0.0%
Digicel, 6.75%, 3/1/23 (USD) (4)(6) 2,725,000 82
Total Jamaica (Cost
$2,556
)
82

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KAZAKHSTAN 0.6%
Corporate Bonds 0.6%
KazMunayGas National, 5.375%, 4/24/30 (USD)  1,200,000 1,094
KazMunayGas National, 5.75%, 4/19/47 (USD)  1,375,000 1,072
Total Kazakhstan (Cost
$2,780
)
2,166
KUWAIT 1.0%
Corporate Bonds 1.0%
MEGlobal, 4.25%, 11/3/26 (USD)  3,735,000 3,553
Total Kuwait (Cost
$3,994
)
3,553
MACAO 2.5%
Corporate Bonds 2.5%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  2,770,000 2,620
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,300,000 1,238
Sands China, 4.30%, 1/8/26 (USD)  4,015,000 3,754
Wynn Macau, 5.50%, 1/15/26 (USD) (1) 1,025,000 959
Total Macao (Cost
$8,482
)
8,571
MALAYSIA 1.2%
Corporate Bonds 1.2%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  2,850,000 1,757
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  2,715,000 2,535
Total Malaysia (Cost
$5,341
)
4,292
MAURITIUS 1.3%
Corporate Bonds 1.3%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 4,310,000 3,869
Axian Telecom, 7.375%, 2/16/27 (USD)  675,000 606
Total Mauritius (Cost
$4,949
)
4,475
MEXICO 8.6%
Corporate Bonds 7.3%
Alpek, 3.25%, 2/25/31 (USD)  2,250,000 1,768
Banco Mercantil del Norte, VR, 5.875% (USD) (1)(2)(3) 600,000 513
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 2,900,000 2,672

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 3,955,000 3,408
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(3) 2,150,000 1,884
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  2,250,000 1,355
Cemex, VR, 9.125% (USD) (1)(2)(3) 1,230,000 1,282
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 4,022,900 3,750
Corp Inmobiliaria Vesta, 3.625%, 5/13/31 (USD) (1) 1,840,000 1,502
GCC, 3.614%, 4/20/32 (USD) (1) 2,400,000 1,964
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,300,000 1,732
Metalsa, 3.75%, 5/4/31 (USD) (1) 4,042,000 2,995
Metalsa, 3.75%, 5/4/31 (USD)  150,000 111
24,936
Government Bonds 1.3%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  4,175,000 3,685
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,500,000 890
4,575
Total Mexico (Cost
$35,517
)
29,511
MOROCCO 1.5%
Corporate Bonds 1.5%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 3,300,000 3,039
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  2,140,000 1,971
Total Morocco (Cost
$5,595
)
5,010
OMAN 1.2%
Corporate Bonds 1.2%
Lamar Funding, 3.958%, 5/7/25 (USD)  950,000 907
OmGrid Funding, 5.196%, 5/16/27 (USD)  1,855,000 1,768
Oztel Holdings, 6.625%, 4/24/28 (USD)  1,264,000 1,294
Total Oman (Cost
$4,200
)
3,969
PANAMA 2.7%
Corporate Bonds 2.7%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 2,500,000 1,947
AES Panama Generation Holdings Srl, 4.375%, 5/31/30 (USD)  2,279,409 1,939
Banco General, VR, 5.25% (USD) (1)(2)(3) 3,407,000 3,013
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 2,900,000 2,553
Total Panama (Cost
$10,495
)
9,452

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PARAGUAY 0.4%
Corporate Bonds 0.4%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 1,525,000 1,390
Total Paraguay (Cost
$1,580
)
1,390
PERU 3.9%
Corporate Bonds 3.9%
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (USD) (1)(3) 1,935,000 1,702
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  3,125,000 2,742
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (1) 1,840,000 1,641
Corp Financiera de Desarrollo, 2.40%, 9/28/27 (USD)  2,025,000 1,744
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  1,700,000 1,609
InRetail Consumer, 3.25%, 3/22/28 (USD) (1) 2,120,000 1,810
Minsur, 4.50%, 10/28/31 (USD)  1,345,000 1,131
Petroleos del Peru, 5.625%, 6/19/47 (USD)  1,750,000 1,059
Total Peru (Cost
$15,154
)
13,438
PHILIPPINES 3.5%
Corporate Bonds 3.5%
Globe Telecom, 2.50%, 7/23/30 (USD)  620,000 489
Globe Telecom, 3.00%, 7/23/35 (USD)  3,475,000 2,511
Globe Telecom, VR, 4.20% (USD) (2)(3) 375,000 350
ICTSI Treasury, 3.50%, 11/16/31 (USD)  2,350,000 1,992
International Container Terminal Services, 4.75%, 6/17/30 (USD)  2,760,000 2,600
Manila Water, 4.375%, 7/30/30 (USD)  3,875,000 3,493
PLDT, 3.45%, 6/23/50 (USD)  1,090,000 730
Total Philippines (Cost
$14,242
)
12,165
QATAR 0.9%
Corporate Bonds 0.9%
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 2,720,000 1,885
Qatar Energy, 3.125%, 7/12/41 (USD)  2,000,000 1,386
Total Qatar (Cost
$4,753
)
3,271
ROMANIA 1.1%
Corporate Bonds 1.1%
Banca Comerciala Romana, VR, 7.625%, 5/19/27 (EUR) (3) 1,300,000 1,419

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 2,068,000 2,275
Total Romania (Cost
$3,815
)
3,694
SAUDI ARABIA 2.0%
Corporate Bonds 1.0%
Gaci First Investment, 5.125%, 2/14/53 (USD)  2,050,000 1,672
Saudi Electricity Global Sukuk, 5.06%, 4/8/43 (USD)  1,922,000 1,730
3,402
Government Bonds 1.0%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 2,150,000 1,754
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  2,000,000 1,631
3,385
Total Saudi Arabia (Cost
$8,655
)
6,787
SINGAPORE 0.3%
Corporate Bonds 0.3%
Continuum Energy Aura, 9.50%, 2/24/27 (USD) (1) 1,010,000 1,006
Total Singapore (Cost
$1,010
)
1,006
SLOVENIA 1.1%
Corporate Bonds 1.1%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (3) 1,900,000 2,053
Nova Ljubljanska Banka dd, VR, 7.125%, 6/27/27 (3) 1,700,000 1,855
Total Slovenia (Cost
$4,001
)
3,908
SOUTH AFRICA 1.1%
Corporate Bonds 1.1%
Bidvest Group U.K., 3.625%, 9/23/26 (USD)  2,350,000 2,091
Transnet, 8.25%, 2/6/28 (USD) (1) 1,900,000 1,824
Total South Africa (Cost
$3,973
)
3,915
SOUTH KOREA 2.6%
Corporate Bonds 2.6%
GS Caltex, 5.375%, 8/7/28 (USD) (1) 2,790,000 2,729
Hyundai Motor Manufacturing Indonesia, 1.75%, 5/6/26 (USD)  450,000 403
POSCO, 5.625%, 1/17/26 (USD)  1,600,000 1,594
POSCO, 5.75%, 1/17/28 (USD) (1) 320,000 318
Shinhan Bank, 4.50%, 3/26/28 (USD)  2,625,000 2,449

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SK Hynix, 6.25%, 1/17/26 (USD) (1) 1,400,000 1,401
Total South Korea (Cost
$9,198
)
8,894
TANZANIA 0.9%
Convertible Bonds 0.2%
HTA Group, 2.875%, 3/18/27 (USD)  800,000 657
657
Corporate Bonds 0.7%
HTA Group, 7.00%, 12/18/25 (USD)  2,499,000 2,414
2,414
Total Tanzania (Cost
$3,159
)
3,071
THAILAND 3.4%
Corporate Bonds 3.4%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 770,000 598
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(3) 2,380,000 1,989
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 2,000,000 1,671
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  2,510,000 2,427
Kasikornbank, VR, 3.343%, 10/2/31 (USD) (3) 1,654,000 1,477
PTT Treasury Center, 5.875%, 8/3/35 (USD)  1,500,000 1,443
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  3,502,000 2,024
Total Thailand (Cost
$14,031
)
11,629
TURKEY 3.0%
Corporate Bonds 3.0%
Akbank TAS, 6.80%, 2/6/26 (USD)  2,800,000 2,737
Hyundai Assan Otomotiv Sanayi ve Ticaret, 1.625%, 7/12/26
(USD)  1,947,000 1,713
Turkcell Iletisim Hizmetleri, 5.75%, 10/15/25 (USD)  2,785,000 2,700
Turkiye Sise ve Cam Fabrikalari, 6.95%, 3/14/26 (USD)  1,464,000 1,429
Yapi ve Kredi Bankasi, 9.25%, 10/16/28 (USD) (1) 1,800,000 1,812
Total Turkey (Cost
$10,369
)
10,391
UNITED ARAB EMIRATES 1.6%
Corporate Bonds 1.6%
EMG SUKUK, 4.564%, 6/18/24 (USD)  2,480,000 2,444
MAF Global Securities, VR, 6.375% (USD) (2)(3) 3,074,000 2,974
Total United Arab Emirates (Cost
$5,883
)
5,418

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 0.4%
Corporate Bonds 0.4%
Standard Chartered, VR, 4.30% (USD) (2)(3) 1,945,000 1,405
Total United Kingdom (Cost
$1,700
)
1,405
UNITED STATES 2.1%
Convertible Bonds 0.5%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  16,000,000 1,849
1,849
Corporate Bonds 1.6%
Hyundai Capital America, 5.50%, 3/30/26 (1) 2,775,000 2,740
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 550,000 444
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,393,000 2,190
5,374
Total United States (Cost
$7,623
)
7,223
UZBEKISTAN 0.9%
Corporate Bonds 0.9%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  3,275,000 2,981
Total Uzbekistan (Cost
$3,299
)
2,981
VIETNAM 1.2%
Corporate Bonds 1.2%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 480,000 436
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  3,895,000 3,539
Total Vietnam (Cost
$4,364
)
3,975

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 7,159,131 7,159
Total Short-Term Investments (Cost $7,159) 7,159
Total Investments in Securities 98.8%
(Cost $387,257) $ 340,392
Other Assets Less Liabilities 1.2% 4,080
Net Assets 100.0% $ 344,472
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$107,539 and represents 31.2% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Non-income producing
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Seven-day yield
(8) Affiliated Companies
EUR Euro
HKD Hong Kong Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/24/23 USD 3,199 EUR 2,926 $ 98
HSBC Bank 11/24/23 USD 676 EUR 617 23
Standard Chartered 11/24/23 USD 795 EUR 738 13
State Street 11/24/23 USD 1,915 EUR 1,757 53
UBS Investment Bank 11/24/23 USD 1,353 EUR 1,261 16
Net unrealized gain (loss) on open forward
currency exchange contracts $ 203

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 30 Euro BOBL contracts 12/23 (3,671) $ 25
Long, 49 U.S. Treasury Notes ten year contracts 12/23 5,295 (95)
Short, 40 Ultra U.S. Treasury Bonds contracts 12/23 (4,748) 341
Net payments (receipts) of variation margin to date (303)
Variation margin receivable (payable) on open futures contracts $ (32)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 328+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 25,112  ¤  ¤ $ 7,159^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $328 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,159.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE Emerging Markets Corporate Bond Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 333,233 $ — $ 333,233
Short-Term Investments 7,159 — — 7,159
Total Securities 7,159 333,233 — 340,392
Forward Currency Exchange
Contracts — 203 — 203
Futures Contracts* 366 — — 366
Total $ 7,525 $ 333,436 $ — $ 340,961
Liabilities
Futures Contracts* $ 95 $ — $ — $ 95
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F193-054Q3 09/23